CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Retained earnings (accumulated deficit) [Member]	Total
Balance at Dec. 31, 2022	$ 107		$ 660,289	$ (15,560)	$ 33,308	$ 678,144
Balance, shares at Dec. 31, 2022	41,028,571
Exercise of options and vested RSUs granted to employees	$ 2		774	0	0	776
Exercise of options and vested RSUs granted to employees, shares	761,042
Other comprehensive income, net of tax	$ 0		0	2,064	0	2,064
Share-based compensation	0		64,212	0	0	64,212
Issuance of ordinary shares under employee stock purchase plan	$ 1	[1]	7,502	0	0	7,503
Issuance of ordinary shares under employee stock purchase plan, shares	57,032
Net loss	$ 0		0	0	(60,806)	(60,806)
Balance at Jun. 30, 2023	$ 110		732,777	(13,496)	(27,498)	691,893
Balance, shares at Jun. 30, 2023	41,846,645
Exercise of options and vested RSUs granted to employees	$ 1		10,288	0	0	10,289
Exercise of options and vested RSUs granted to employees, shares	346,827
Other comprehensive income, net of tax	$ 0		0	11,647	0	11,647
Share-based compensation	0		76,192	0	0	76,192
Issuance of ordinary shares under employee stock purchase plan		[1]	8,003	0	0	8,003
Issuance of ordinary shares under employee stock purchase plan, shares	61,864
Net loss	$ 0		0	0	(5,698)	(5,698)
Balance at Dec. 31, 2023	$ 111		827,260	(1,849)	(33,196)	792,326
Balance, shares at Dec. 31, 2023	42,255,336
Exercise of options and vested RSUs granted to employees	$ 2		3,823	0	0	3,825
Exercise of options and vested RSUs granted to employees, shares	917,914
Other comprehensive income, net of tax	$ 0		0	409	0	409
Share-based compensation	0		78,272	0	0	78,272
Issuance of ordinary shares under employee stock purchase plan		[1]	9,573	0	0	9,573
Issuance of ordinary shares under employee stock purchase plan, shares	55,926
Conversion of Convertible Senior Notes		[1]	20	0	0	20
Conversion of Convertible Senior Notes, shares	126
Net loss	$ 0		0	0	(7,453)	(7,453)
Balance at Jun. 30, 2024	$ 113		$ 918,948	$ (1,440)	$ (40,649)	$ 876,972
Balance, shares at Jun. 30, 2024	43,229,302

[1]	Represents an amount lower than $1.